Finance (Income) Expense, Net - Schedule of Finance (Income) Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance (Income) Expense, Net [Abstract]
Change in fair value of derivative liabilities and convertible promissory notes	$ (3,562)		$ (841)
Interest income	(100)	(78)	(4)
Total finance income	(3,662)	(78)	(845)
Change in fair value of derivative liabilities		607
Finance expenses in respect of third-party loan		7
Exchange rate differences	3	51	91
Issuance costs	160	603
Interest expense on loans from shareholders and related parties	175
Other finance expenses	261	37	10
Revaluation of securities -fair value through profit or loss	5	63	221
Total finance expenses	604	1,368	322
Finance expense (income), net	$ (3,058)	$ 1,290	$ (523)